Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.1%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,765	$ 5,024,245
Series F, 5.50%, 11/01/53	1,590	1,672,683
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/26	290	298,814
5.25%, 10/01/49	1,060	1,119,107
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	945	998,976
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.98%, 01/01/53(a)	9,645	9,685,080
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,610,744
		20,409,649
Arizona — 1.6%
Arizona Health Facilities Authority, RB, Series B, 4.02%, 01/01/46(a)	1,685	1,689,094
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,345,957
Series G, 5.00%, 07/01/47	715	645,113
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	895	901,629
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	700	649,948
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,805	1,914,906
		8,146,647
Arkansas — 0.9%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	3,550	3,460,304
AMT, Sustainability Bonds, 5.70%, 05/01/53	810	828,345
		4,288,649
California — 4.6%
Bay Area Toll Authority, Refunding RB, Series C, 4.22%, 04/01/56(a)	2,000	1,978,151
California Community Choice Financing Authority, RB(a)
Series B-2, Sustainability Bonds, 4.22%, 02/01/52	3,500	3,173,764
Series E-2, Sustainability Bonds, 5.23%, 02/01/54	3,045	3,038,050
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	715	701,512
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	5,395	4,112,842
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	2,760,597
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 4.00%, 12/01/56	315	229,514
Series A, Sustainability Bonds, 4.00%, 06/01/58	665	475,410
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	10,000	3,550,232
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/51	2,880	2,540,885
		22,560,957
Colorado — 1.5%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	1,025	962,007
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	$3,300	$ 3,338,275
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	395	433,200
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,012,761
E-470 Public Highway Authority, Refunding RB, Series B, 3.91%, 09/01/39(a)	510	508,851
		7,255,094
Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	3,275	3,662,348
Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,670	2,549,789
District of Columbia — 1.6%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	910	959,927
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.25%, 07/15/53	6,630	7,172,256
		8,132,183
Florida — 10.0%
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	720	719,893
5.00%, 05/01/48	2,160	2,047,107
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,370	3,735,198
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	3,300	3,041,955
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	3,300	3,063,506
Series A, AMT, 5.00%, 10/01/38	1,800	1,914,237
Series A-1, AMT, (AGM), 4.00%, 10/01/45	6,400	5,900,566
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	645	615,945
Florida Development Finance Corp., Refunding RB(d)
AMT, 07/15/32(a)(b)	1,665	1,718,320
AMT, (AGM), 07/01/53	4,360	4,542,227
AMT, 07/01/53	740	766,542
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/52	5,000	4,562,599
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	165	164,799
5.25%, 05/01/37	470	471,769
5.38%, 05/01/47	770	770,021
6.30%, 05/01/54	405	427,626
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	4,633,233
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,906,226
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	300	279,636
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	$605	$ 560,848
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	759,405
		49,601,658
Georgia — 2.5%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	351,976
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,907,153
Series A, 5.00%, 06/01/53(a)	4,130	4,313,083
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 5.26%, 12/01/53(a)	5,565	5,764,745
		12,336,957
Illinois — 6.9%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,785,068
Series D, 5.00%, 12/01/46	3,570	3,563,704
Series H, 5.00%, 12/01/36	865	878,424
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	865	888,408
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,002,736
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	1,500	1,421,250
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,002,174
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	8,710	8,802,120
Series A, 5.00%, 01/01/45	1,000	1,057,334
Series A, 4.00%, 01/01/46	1,500	1,421,879
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM- TCRS), 0.00%, 12/15/56(c)	8,755	1,644,777
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(c)	12,215	2,566,570
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,282,033
		34,316,477
Indiana — 0.5%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	2,250	2,251,114
Iowa — 0.4%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,700	1,729,161
Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,441,991
Maryland — 3.9%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	522,551
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	5,002,450
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	2,155	2,036,979
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	$1,500	$ 1,543,302
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	6,384,927
Maryland Stadium Authority, RB, Series A, 5.00%, 05/01/47	3,630	3,734,951
		19,225,160
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO
Series B, 3.00%, 04/01/49	2,680	1,986,709
Series D, 4.00%, 02/01/43	3,135	3,033,645
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,912,166
Series A, 5.00%, 01/01/47	845	828,083
		7,760,603
Michigan — 1.6%
Michigan Finance Authority, RB, 4.00%, 02/15/44	5,000	4,711,268
Michigan Finance Authority, Refunding RB, 4.00%, 09/01/46	1,200	1,056,877
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,749,496
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	474,576
		7,992,217
Minnesota — 0.8%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	673,887
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,945	3,099,788
		3,773,675
Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	2,850,805
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	5,535	5,306,636
		8,157,441
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	10,000	9,014,577
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	310	261,629
Nevada — 2.9%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,267,762
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	5,230	5,029,106
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	7,875	7,292,124
		14,588,992
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	1,119	1,088,361
New Jersey — 8.3%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,405,338

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	$1,530	$ 1,546,069
New Jersey Economic Development Authority, RB
Series UU, 5.00%, 06/15/40	2,755	2,758,640
AMT, 5.13%, 01/01/34	1,050	1,050,736
AMT, 5.38%, 01/01/43	10,000	10,004,601
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,500	2,317,770
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,305	2,252,869
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,630,168
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	3,755	3,491,565
New Jersey Transportation Trust Fund Authority, RB
Class BB, 4.00%, 06/15/50	1,000	937,030
Series AA, 5.25%, 06/15/41	780	793,213
Series AA, 5.00%, 06/15/44	4,450	4,458,684
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	7,260	3,939,142
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	3,066,605
Sub-Series B, 5.00%, 06/01/46	515	519,764
		41,172,194
New York — 12.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,147,952
City of New York, GO
Series C, 4.00%, 08/01/37	4,000	4,074,326
Series D, 4.00%, 04/01/50	2,525	2,383,537
Series F-1, 4.00%, 08/01/41	3,355	3,295,479
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,187,226
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,595	3,426,739
Series A, 6.25%, 06/01/41(b)	3,200	3,200,649
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,145	1,154,837
Series 1, 4.00%, 02/15/43	4,250	4,057,375
Series A, Sustainability Bonds, 3.00%, 11/15/51	415	298,644
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/41	3,750	3,758,792
Series A, 4.00%, 03/15/54	3,525	3,275,145
Series E, 4.00%, 03/15/49	5,000	4,682,229
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	3,325	3,119,699
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	905	979,425
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,975	2,080,729
AMT, 4.00%, 04/30/53	1,175	941,126
AMT, Sustainability Bonds, 5.38%, 06/30/60	9,950	10,403,070
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,811,358
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,708,694
		61,987,031
Security	Par (000)	Value
North Carolina — 2.0%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.21%, 12/01/41(a)	$9,935	$ 9,905,546
North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	640	672,089
Series A, (AGM), 5.00%, 12/01/53	1,125	1,172,173
		1,844,262
Ohio — 2.9%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	827,123
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,020	4,550,350
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	525	573,348
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 4.00%, 12/01/42(a)	4,665	4,590,946
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	4,029,430
		14,571,197
Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,625	1,650,168
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	4,070	4,446,453
Series A, 4.00%, 01/01/48	6,000	5,705,066
		11,801,687
Oregon — 0.4%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	2,000	2,024,490
Pennsylvania — 14.7%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	1,330	1,409,507
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	4,270	4,235,019
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	2,785	2,806,273
Series B, (AGM), 5.50%, 09/01/53	5,565	6,070,584
Commonwealth of Pennsylvania, GO, Series 1, 4.00%, 03/01/38	7,250	7,277,913
Geisinger Authority, Refunding RB
4.00%, 04/01/50	5,000	4,420,230
Series A-1, 4.00%, 02/15/47	5,670	5,202,099
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	1,001,436
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	4,000	3,497,051
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,095	1,104,508
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	3,875,530
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	1,874,193
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	2,565	2,561,281
AMT, 5.50%, 06/30/43	985	1,066,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	$3,500	$ 3,162,422
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	8,050	8,515,586
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	449,213
Sub-Series B-1, 5.25%, 06/01/47	5,680	5,843,159
Series A, Subordinate, 5.00%, 12/01/37	940	1,006,113
Series A-1, Subordinate, 5.00%, 12/01/46	2,555	2,578,319
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,519,909
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	2,315	1,886,065
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	710	770,080
		73,133,163
Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,293,094
Series A-1, Restructured, 5.00%, 07/01/58	10,292	10,245,617
Series A-2, Restructured, 4.78%, 07/01/58	3,133	3,038,351
Series A-2, Restructured, 4.33%, 07/01/40	4,240	4,135,695
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,130	3,156,518
		23,869,275
South Carolina — 1.3%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,905	4,107,965
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,190	2,230,377
		6,338,342
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,010	2,172,319
Texas — 9.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	790	787,718
7.88%, 11/01/62	685	684,790
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,500	1,378,276
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/34	2,080	2,085,144
AMT, 5.00%, 11/15/52	1,550	1,587,710
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	2,135	2,137,260
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 4.00%, 02/01/42	5,000	4,840,710
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	1,600	1,472,847
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	2,795	2,674,402
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	1,695	1,590,505
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	1,575	1,433,336
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	$5,000	$ 5,030,370
Series A, 5.00%, 01/01/43	4,210	4,368,522
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,207,945
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/40	3,250	2,891,835
5.00%, 10/01/49	3,500	3,249,595
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,740	6,040,115
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,315	1,407,681
		46,868,761
Utah — 1.0%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/48	1,150	1,203,462
Series A, AMT, 5.50%, 07/01/53	1,325	1,420,125
County of Utah Utah, RB, Series B, 4.00%, 05/15/47	2,650	2,436,068
		5,059,655
Virginia — 2.1%
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	724	694,189
Series A-2, 7.13%, 03/01/59(e)	1,739	1,302,183
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,404,589
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,975	4,985,942
		10,386,903
Washington — 2.9%
Central Puget Sound Regional Transit Authority, RB, Series 2015, Class 2A, Sustainability Bonds, 3.97%, 11/01/45(a)	6,000	5,883,960
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.00%, 01/01/40(a)	1,325	1,308,838
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,295	1,307,037
Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	1,450	1,471,192
Washington Health Care Facilities Authority, Refunding RB
4.00%, 09/01/50	2,000	1,734,702
Series A, 5.00%, 08/01/44	1,750	1,793,993
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	425	436,038
Series A, 5.00%, 07/01/48	400	406,017
		14,341,777
West Virginia — 0.9%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	5,000	4,661,687
Wisconsin — 0.5%
Public Finance Authority, RB(b)
Series A, 5.00%, 06/01/36	200	198,322
Series A, 5.00%, 06/01/51	680	614,926

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(b) (continued)
Series A, 5.00%, 06/01/61	$870	$ 765,888
Public Finance Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/42	1,000	1,000,162
		2,579,298
Wyoming — 0.4%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,690	1,526,639
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	480,613
		2,007,252
Total Municipal Bonds — 117.9% (Cost: $586,238,943)		585,270,168
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
Massachusetts — 4.3%
Commonwealth of Massachusetts, GO, Series D, 5.00%, 10/01/51	19,995	21,364,445
New York — 8.7%
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	6,627	7,063,657
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	10,000	9,568,845
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,301,101
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	16,736	16,494,552
		43,428,155
Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	599,768
Pennsylvania — 2.2%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	10,005	10,803,443
South Carolina — 4.3%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	19,995	21,294,722
Texas — 6.4%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(g)	16,860	17,525,842
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/58	15,945	14,082,829
		31,608,671
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.0% (Cost: $128,364,816)		129,099,204
Total Long-Term Investments — 143.9% (Cost: $714,603,759)		714,369,372
Security	Par (000)	Value
Short-Term Securities
Commercial Paper — 1.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 3.75%, 09/20/24	$5,000	$ 4,997,886

	Shares
	Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(h)(i)	8,013,297	8,014,098
	Total Short-Term Securities — 2.6% (Cost: $13,008,181)	13,011,984
	Total Investments — 146.5% (Cost: $727,611,940)	727,381,356
	Other Assets Less Liabilities — 0.1%	811,063
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.7)%	(78,093,982)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.9)%	(153,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 496,498,437

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund, Inc. (MVF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 91,513,818	$ —	$ (83,503,617)(a)	$ 12,013	$ (8,116)	$ 8,014,098	8,013,297	$ 844,930	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 585,270,168	$ —	$ 585,270,168
Municipal Bonds Transferred to Tender Option Bond Trusts	—	129,099,204	—	129,099,204
Short-Term Securities
Commercial Paper	—	4,997,886	—	4,997,886
Money Market Funds	8,014,098	—	—	8,014,098
	$8,014,098	$719,367,258	$—	$727,381,356
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(77,373,088)	$—	$(77,373,088)
VMTP Shares at Liquidation Value	—	(153,600,000)	—	(153,600,000)
	$—	$(230,973,088)	$—	$(230,973,088)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund, Inc. (MVF)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation
Schedule of Investments